ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES	10. ACCRUALS AND OTHER CURRENT LIABILITIES
	As of September 30,
	2023	2024
	US$	US$
Accrued consulting fee	630,000	115,000
Other payables	36,138	50,577
	666,138	165,577